SHARE BASED COMPENSATION - Summary of Non-vested Shares (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Weighted-average fair value on grant date (RMB/Share)
Fair value of shares vested	¥ 1,864,720		¥ 4,132,648	¥ 65,621,884
Proceeds from exercise of share options	¥ 10,185,136	$ 1,598,270	¥ 114,758,281	¥ 38,245,122